ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2011
ACCOUNTING CHANGES
ACCOUNTING CHANGES

NOTE P — ACCOUNTING CHANGES

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 (“ASU 2011-04”), “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U. S. GAAP and IFRSs.”  ASU 2011-04 is intended to further the efforts to converge the requirements of United States Generally Accepted Accounting Principles (“U. S. GAAP”) and International Financial Reporting Standards (“IFRS”) requirements for measurement of and disclosures about fair value.  The main provisions that may be applicable to the Company’s business are a prohibition against grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity’s net exposure to the group; an extension of the prohibition against the use of a blockage factor to all fair value measurements (the prohibition currently applies only to financial instruments with quoted prices in active markets (Level 1)); and a requirement that, for recurring Level 3 measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used, and qualitative details about the sensitivity of the measurements.  In addition, for instruments not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value disclosed.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Adoption of this ASU is not expected to have a significant impact on the Company’s fair value measurements, financial condition, results of operation or cash flows.

In June 2011, FASB issued Accounting Standards Update 2011-05 (“ASU 2001-05”) “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.”  The objective of ASU 2011-05 is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in comprehensive income.  Upon its effectiveness for annual and interim periods beginning after December 31, 2011, the ASU requires that all entities report all nonowner changes in stockholders’ equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  Retrospective application is required to be applied to prior periods.  ASU 2001-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  ASU 2011-05 also includes requirements pertaining to the presentation on the face of the financial statements of items reclassified out of accumulated other comprehensive income to net income.  We have not yet decided which of the available options we will use in fulfilling the requirements of this ASU.

In December 2011, FASB issued Accounting Standards Update 2011-12 (“ASU 2011-12”) “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05” which defers the effective date of only the provisions of ASU 2011-05 that require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and the components of other comprehensive income for all periods presented until the Board can reconsider the related costs and benefits of providing that information.  ASU 2011-12 does not defer the effective date of the ASU 2011-05 requirements to report all nonowner changes in stockholders’ equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements or the retrospective application of those requirements.  After the release of ASU 2011-05, various stakeholders raised concerns that the new presentation requirements about reclassifications would be difficult for preparers and may add unnecessary complexity to financial statements.  ASU 2011-12 requires that entities continue to report reclassifications out of other comprehensive income consistent with the presentation requirements in effect before the issuance of ASU 2011-05.